Acquisitions and divestitures	6 Months Ended
Sep. 30, 2017
Acquisitions and divestitures
4.	Acquisitions and divestitures

(1) Acquisitions

There were no material acquisitions during the six months ended September 30, 2016 and 2017. The Company recognized a bargain purchase gain of ¥4,287 million associated with one of its acquisitions for the six months ended September 30, 2016. The purchase price allocation was finalized for the three months ended June 30, 2017. The Company recognized a bargain purchase gain of ¥5,802 million associated with this acquisition during fiscal 2017 and did not recognize any bargain purchase gain associated with this acquisition during the six months ended September 30, 2017.

(2) Divestitures

Gains on sales of subsidiaries and affiliates and liquidation losses, net for the six months ended September 30, 2016 and 2017 amounted to ¥32,834 million and ¥24,972 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the six months ended September 30, 2016 mainly consisted of ¥28,908 million in the Investment and Operation segment and ¥2,352 million in the Overseas Business segment and ¥1,301 million in the Corporate Financial Services segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the six months ended September 30, 2017 consisted of ¥13,760 million in the Overseas Business segment, ¥9,184 million in the Investment and Operation segment and ¥2,028 million in the Corporate Financial Services segment.

Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended September 30, 2016 and 2017 amounted to ¥12,346 million and ¥10,474 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended September 30, 2016 mainly consisted of ¥9,533 million in the Investment and Operation segment, ¥1,239 million in the Overseas Business segment and ¥1,301 million in the Corporate Financial Services segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended September 30, 2017 consisted of ¥8,681 million in the Investment and Operation segment, ¥1,793 million in the Overseas Business segment.